SHARE-BASED COMPENSATION, SAR Activity (Details)	12 Months Ended
	Dec. 31, 2015 Installment $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares shares	Apr. 29, 2010 shares
SARs [Member]
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	821,117	888,634	892,004
Granted (in shares) | shares	0	0	0
Exercised (in shares) | shares	0	(58,519)	(3,370)
Canceled or forfeited (in shares) | shares	0	(8,998)	0
Outstanding, ending balance (in shares) | shares	821,117	821,117	888,634	892,004
Exercisable, ending balance (in shares) | shares	821,117
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)	$ 12.74	$ 12.74	$ 12.74
Granted (in dollars per share)	0	0	0
Exercised (in dollars per share)	0	12.80	12.42
Canceled or forfeited (in dollars per share)	0	12.28	0
Outstanding, ending balance (in dollars per share)	12.74	$ 12.74	$ 12.74	$ 12.74
Exercisable, ending balance (in dollars per share)	$ 12.74
Weighted Average Remaining Contractual Life and Intrinsic Value [Abstract]
Weighted average remaining contractual life	5 years 1 month 6 days	6 years 1 month 6 days	7 years 1 month 6 days	8 years 1 month 6 days
RSUs [Member]
Weighted Average Remaining Contractual Life and Intrinsic Value [Abstract]
Closing price per share (in dollars per share)	$ 13.65	$ 13.15	$ 16.07
Intrinsic value of unvested shares | $		$ 500,000	$ 2,600,000
2010 Omnibus Incentive Plan [Member]
Description of Plan [Abstract]
Number of shares authorized (in shares) | shares	1,500,000				1,500,000
2010 Omnibus Incentive Plan [Member] | SARs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3
Expiration period	10 years
Weighted Average Remaining Contractual Life and Intrinsic Value [Abstract]
Closing price per share (in dollars per share)	$ 13.65	$ 13.15	$ 16.07
Intrinsic value of unvested shares | $		$ 49,000	$ 800,000
2010 Omnibus Incentive Plan [Member] | RSUs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3
Expiration period	10 years